DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]
Assets Held For Sale And Discontinued Operations [Line Items]
Revenues	$ 681	$ 2,877
Cost of sales	336	1,653
Gross profit	345	1,224
Profit (loss) from operating activities	(5,387)	(4,853)
Finance expenses	(4,045)	(1,011)
Profit (loss) before tax	(7,171)	(4,091)
Taxes on income	0	1
Profit (loss)	(7,663)	(7,671)
Loss from discontinued operations, net	(492)	(3,579)
Attributable to:
Equity holders of the Company	(7,638)	(7,050)
Non-controlling interests	(25)	(621)
Profit (loss)	(7,663)	(7,671)
Discontinued operations [member]
Assets Held For Sale And Discontinued Operations [Line Items]
Revenues	0	493
Cost of sales	0	123
Gross profit	0	370
Research and development, Selling, general and administrative expenses	481	3,840
Profit (loss) from operating activities	(481)	(3,470)
Finance expenses	(10)	(109)
Profit (loss) before tax	(491)	(3,579)
Taxes on income	1	0
Profit (loss)	(492)	(3,579)
Loss from discontinued operations, net	(492)	(3,579)
Attributable to:
Equity holders of the Company	(465)	(3,040)
Non-controlling interests	(27)	(539)
Profit (loss)	$ (492)	$ (3,579)

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.